Equity (Details) - Schedule of options calculated using the Black and Scholes options pricing model - 12 months ended Dec. 31, 2022 ₪ / shares in Units, $ / shares in Units, $ in Thousands		USD ($) $ / shares	USD ($) ₪ / shares	ILS (₪)
October 2017 [Member]
Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Abstract]
Fair value on grant date (in New Shekels) | ₪				₪ 1,109
Share price on date of grant (in New Shekels per share) | ₪ / shares	[1]		₪ 32.4
Expected dividend		0.00%	0.00%
Expected volatility		64.00%	64.00%
Risk free interest		1.16%	1.16%
Vesting conditions		four equal batches, following one, two, three and four years from their grant date	four equal batches, following one, two, three and four years from their grant date
Expected term		6 years	6 years
Fair value on grant date (in Dollars) | ₪				1,109
Share price on date of grant (in Dollars per share) | ₪ / shares	[1]		₪ 32.4
January 2019 [Member]
Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Abstract]
Fair value on grant date (in New Shekels) | ₪				947
Share price on date of grant (in New Shekels per share) | ₪ / shares	[1]		₪ 10.12
Expected dividend		0.00%	0.00%
Expected volatility		74.00%	74.00%
Risk free interest		1.45%	1.45%
Vesting conditions		will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018
Expected term		6 years	6 years
Fair value on grant date (in Dollars) | ₪				947
Share price on date of grant (in Dollars per share) | ₪ / shares	[1]		₪ 10.12
July 2019 [Member]
Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Abstract]
Fair value on grant date (in New Shekels) | ₪				325
Share price on date of grant (in New Shekels per share) | ₪ / shares	[1]		₪ 8.72
Expected dividend		0.00%	0.00%
Expected volatility		75.00%	75.00%
Risk free interest		1.12%	1.12%
Vesting conditions		25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter
Expected term		6 years	6 years
Fair value on grant date (in Dollars) | ₪				325
Share price on date of grant (in Dollars per share) | ₪ / shares	[1]		₪ 8.72
June 2020 [Member]
Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Abstract]
Fair value on grant date (in New Shekels) | ₪				282
Share price on date of grant (in New Shekels per share) | ₪ / shares	[1]		₪ 7.94
Expected dividend		0.00%	0.00%
Expected volatility		74.00%	74.00%
Risk free interest		0.53%	0.53%
Vesting conditions		will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020
Expected term		6 years	6 years
Fair value on grant date (in Dollars) | ₪				282
Share price on date of grant (in Dollars per share) | ₪ / shares	[1]		₪ 7.94
July 2020 [Member]
Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Abstract]
Fair value on grant date (in New Shekels) | ₪				124
Share price on date of grant (in New Shekels per share) | ₪ / shares	[1]		₪ 5.8
Expected dividend		0.00%	0.00%
Expected volatility		74.00%	74.00%
Risk free interest		0.37%	0.37%
Vesting conditions		will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020
Expected term		6 years	6 years
Fair value on grant date (in Dollars) | ₪				124
Share price on date of grant (in Dollars per share) | ₪ / shares	[1]		₪ 5.8
October 2020 [Member]
Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Abstract]
Fair value on grant date (in New Shekels) | ₪				70
Share price on date of grant (in New Shekels per share) | ₪ / shares	[1]		₪ 8
Expected dividend		0.00%	0.00%
Expected volatility		76.00%	76.00%
Risk free interest		0.42%	0.42%
Vesting conditions		will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020
Expected term		6 years	6 years
Fair value on grant date (in Dollars) | ₪				₪ 70
Share price on date of grant (in Dollars per share) | ₪ / shares	[1]		₪ 8
June 2021 [Member]
Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Abstract]
Fair value on grant date (in New Shekels) | $		$ 1,737	₪ 1,737
Share price on date of grant (in New Shekels per share) | $ / shares	[1]	$ 1.8
Expected dividend		0.00%	0.00%
Expected volatility		87.00%	87.00%
Risk free interest		0.69%	0.69%
Vesting conditions		Will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	Will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant
Expected term		6 years	6 years
Fair value on grant date (in Dollars) | $		$ 1,737	₪ 1,737
Share price on date of grant (in Dollars per share) | $ / shares	[1]	$ 1.8
October 2021 [Member]
Schedule of Options Calculated Using the Black and Scholes Options Pricing Model [Abstract]
Fair value on grant date (in New Shekels) | $		$ 91	₪ 91
Share price on date of grant (in New Shekels per share) | $ / shares	[1]	$ 1.4
Expected dividend		0.00%	0.00%
Expected volatility		85.00%	85.00%
Risk free interest		0.47%	0.47%
Vesting conditions		Will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	Will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant
Expected term		6 years	6 years
Fair value on grant date (in Dollars) | $		$ 91	₪ 91
Share price on date of grant (in Dollars per share) | $ / shares	[1]	$ 1.4

[1]	Adjusted to reflect the reverse split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 effected on July 7, 2022.